Summary of Material Accounting Policies (Details Narrative) - AUD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 21, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Equity method ownership percentage		82.70%						82.70%		82.70%
Profit (loss)		$ 630,633	$ 320,332	$ 646,335	$ (41,185)	$ (970,388)	$ (1,410,531)	$ 1,597,298	$ (2,422,104)	$ 21,230,681	$ (1,844,970)
Profit (loss)		(630,633)	$ (320,332)	$ (646,335)	41,185	$ 970,388	$ 1,410,531	(1,597,298)	2,422,104	(21,230,681)	1,844,970
Net current liability										6,965,530	678,768
Net cash provided by/ (used in) operating activities								1,942,969	(1,259,485)	2,184,930	(689,796)
Net cash outflow from operating activities								(1,942,969)	1,259,485	(2,184,930)	689,796
Cash in hand and at bank		1,435,123			938,198			1,435,123	938,198	514,140	121,273	$ 474,973
Unpaid transaction costs charge	$ 5,248,824
Payment for promissory notes	$ 1,216,928
Professional costs incurred		132,040			$ 173,748			921,928	$ 1,062,389	973,482	$ 1,094,500
Total facility loan		14,000,000						14,000,000		14,000,000
Long-term debt		8,000,000						8,000,000		8,000,000
Redeemable debentures		6,000,000						6,000,000		6,000,000
Line of credit equity		50,000,000						$ 50,000,000		$ 50,000,000
Percentage of interest on goodwill								100.00%		100.00%
Net current liability		$ 9,622,311						$ 9,622,311		$ 6,965,530
Private Warrants [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued								479,000
Representatives warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued								450,000
Warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued								458,720
Private Warrants [Member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued										479,000
Representatives warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued										450,000
Warrants [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Number of warrants issued										458,720
Top five customers [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total sales pecentage		87.90%			96.90%			87.90%	96.90%	64.80%	59.40%
Top three customers [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Total sales pecentage										49.40%	46.00%
EDOC Acquisition Corp [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Professional costs incurred										$ 1,031,301
PIPE investor ARENA [member]
SummaryofMaterialAccountingPoliciesLineItems [Line Items]
Convertible note										$ 1,533,742